Warrant Liability (Details Textual) - shares	1 Months Ended		12 Months Ended
	Jun. 16, 2014	Dec. 20, 2013	Dec. 31, 2014	Jun. 30, 2015
Warrant liability [Line Items]
Warrants Issued Against Its Ordinary Shares		9,200,000
Warrants Exercised By Investors	102,570
Class of Warrant or Right, Outstanding				9,097,430
Debt Conversion, Converted Instrument, Warrants or Options Issued			200,000
IPO [Member]
Warrant liability [Line Items]
Warrants Issued Against Its Ordinary Shares		4,200,000
Private Placement [Member]
Warrant liability [Line Items]
Warrants Issued Against Its Ordinary Shares		4,800,000
Convertible Notes Payable [Member]
Warrant liability [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued		200,000